Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)	148,127	$32,272,429
YPF SA, ADR(a)	684,455	3,216,939
		35,489,368
Brazil — 3.7%
Adecoagro SA(a)	376,868	4,006,107
Ambev SA	17,790,906	61,274,970
Atacadao SA	1,582,815	6,802,973
B2W Cia. Digital(a)	849,846	9,743,135
B3 SA - Brasil, Bolsa, Balcao	23,297,247	78,406,990
Banco Bradesco SA	5,738,157	25,169,190
Banco BTG Pactual SA	1,056,505	25,197,838
Banco do Brasil SA	3,150,703	20,246,185
Banco Inter SA	1,169,781	15,336,864
Banco Santander Brasil SA	1,503,067	11,887,949
BB Seguridade Participacoes SA	2,545,710	11,429,977
BRF SA(a)	2,236,831	11,056,041
CCR SA	4,551,319	12,033,919
Centrais Eletricas Brasileiras SA	1,171,732	9,856,425
Cia. de Saneamento Basico do Estado de Sao Paulo	1,297,605	9,742,557
Cia. Siderurgica Nacional SA	2,670,886	23,020,550
Cosan SA	3,961,237	17,762,747
CPFL Energia SA	819,686	4,515,453
Energisa SA	662,471	5,906,907
Engie Brasil Energia SA	720,815	5,503,239
Equatorial Energia SA	3,460,907	16,422,325
Hapvida Participacoes e Investimentos SA(b)	4,312,643	13,239,881
Hypera SA	1,450,793	10,132,752
JBS SA	3,948,407	22,917,534
Klabin SA(a)	2,736,692	13,831,277
Localiza Rent a Car SA	2,314,485	27,822,493
Lojas Renner SA	3,221,127	28,925,062
Magazine Luiza SA	11,181,420	43,252,188
Natura & Co. Holding SA(a)	3,442,261	34,048,114
Notre Dame Intermedica Participacoes SA	1,963,947	33,308,378
Petrobras Distribuidora SA	2,984,386	14,773,905
Petroleo Brasileiro SA	13,993,252	71,554,419
Raia Drogasil SA	4,147,323	22,424,844
Rede D’Or Sao Luiz SA(b)	900,205	12,128,940
Rumo SA(a)	4,861,253	19,280,100
Sul America SA	1	5
Suzano SA(a)	2,846,408	33,168,133
Telefonica Brasil SA	1,813,901	15,383,545
TIM SA	3,282,412	7,664,861
TOTVS SA	1,813,687	11,995,662
Ultrapar Participacoes SA	2,781,042	10,298,772
Vale SA	14,975,844	329,820,860
Via Varejo SA(a)	4,890,020	12,178,840
WEG SA	6,379,442	41,801,705
		1,215,274,611
Chile — 0.4%
Banco de Chile	169,770,986	17,504,338
Banco de Credito e Inversiones SA	200,461	9,573,431
Banco Santander Chile	246,887,116	13,613,720
Cencosud SA	5,513,192	11,452,524
Cencosud Shopping SA	1,724,019	3,283,846
Cia. Cervecerias Unidas SA	571,599	5,128,217
Colbun SA	30,388,186	4,152,423
Security	Shares	Value

Chile (continued)
Empresas CMPC SA	4,264,208	$11,006,306
Empresas COPEC SA	1,498,119	15,115,597
Enel Americas SA	82,781,098	11,425,963
Enel Chile SA	106,540,246	6,530,645
Falabella SA	2,889,404	13,050,774
		121,837,784
China — 37.7%
21Vianet Group Inc., ADR(a)(c)	328,982	7,342,878
360 DigiTech Inc., ADR(a)	324,979	9,122,161
360 Security Technology Inc., Class A(a)	1,407,990	2,712,420
3SBio Inc.(a)(b)	5,034,000	6,094,119
51job Inc., ADR(a)	110,894	7,948,882
AAC Technologies Holdings Inc.	2,769,000	16,853,301
AECC Aviation Power Co. Ltd., Class A	613,273	5,213,867
Agile Group Holdings Ltd.	4,742,000	6,740,131
Agora Inc., ADR(a)	182,932	8,175,231
Agricultural Bank of China Ltd., Class A	18,781,000	9,630,902
Agricultural Bank of China Ltd., Class H	96,147,000	39,012,510
Aier Eye Hospital Group Co. Ltd., Class A	990,036	13,077,359
Air China Ltd., Class A	1,586,693	2,100,298
Air China Ltd., Class H(a)	6,832,000	5,487,300
Akeso Inc.(a)(b)	1,081,000	9,007,615
Alibaba Group Holding Ltd.(a)	46,751,408	1,272,094,288
Alibaba Group Holding Ltd., ADR(a)	1,320,981	282,637,095
Alibaba Health Information Technology Ltd.(a)	15,350,000	38,127,856
Alibaba Pictures Group Ltd.(a)(c)	51,690,000	6,925,104
A-Living Smart City Services Co. Ltd.(b)	1,801,000	8,692,690
Aluminum Corp. of China Ltd., Class A(a)	3,284,500	2,705,413
Aluminum Corp. of China Ltd., Class H(a)	15,272,000	8,992,683
Anhui Conch Cement Co. Ltd., Class A	1,096,786	8,465,972
Anhui Conch Cement Co. Ltd., Class H	4,423,500	27,670,926
Anhui Gujing Distillery Co. Ltd., Class A	116,585	4,491,027
Anhui Gujing Distillery Co. Ltd., Class B	349,500	4,794,929
Anhui Kouzi Distillery Co. Ltd., Class A	249,952	2,640,213
ANTA Sports Products Ltd.	4,108,402	83,940,043
Asymchem Laboratories Tianjin Co. Ltd., Class A	81,400	4,780,875
Autobio Diagnostics Co. Ltd., Class A	142,799	1,992,774
Autohome Inc., ADR	249,117	19,199,447
Avic Capital Co. Ltd., Class A	5,028,689	3,147,553
AVIC Jonhon Optronic Technology Co. Ltd., Class A	402,893	4,887,564
AVIC Shenyang Aircraft Co. Ltd., Class A	278,600	3,408,963
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	876,286	3,846,131
AviChina Industry & Technology Co. Ltd., Class H	9,656,000	6,703,726
AVICOPTER PLC, Class A	263,953	2,242,542
Baidu Inc., ADR(a)	1,016,754	199,558,308
Bank of Beijing Co. Ltd., Class A	6,092,206	4,703,944
Bank of Chengdu Co. Ltd., Class A	1,599,295	3,391,729
Bank of China Ltd., Class A	9,577,200	5,015,814
Bank of China Ltd., Class H	295,945,000	110,994,914
Bank of Communications Co. Ltd., Class A	11,044,673	8,511,887
Bank of Communications Co. Ltd., Class H	30,428,600	20,509,595
Bank of Hangzhou Co. Ltd., Class A	1,924,045	4,998,404
Bank of Jiangsu Co. Ltd., Class A	4,528,810	5,440,838
Bank of Nanjing Co. Ltd., Class A	2,733,546	4,510,653
Bank of Ningbo Co. Ltd., Class A	1,502,581	9,995,726
Bank of Shanghai Co. Ltd., Class A	3,802,642	5,089,198

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Baoshan Iron & Steel Co. Ltd., Class A	5,238,973	$6,511,707
Baozun Inc., ADR(a)(c)	230,641	8,000,936
BeiGene Ltd., ADR(a)(c)	173,468	62,190,013
Beijing Capital International Airport Co. Ltd., Class H	7,416,000	5,007,907
Beijing Enlight Media Co. Ltd., Class A	1,154,595	2,298,036
Beijing Enterprises Holdings Ltd.	1,920,000	6,652,190
Beijing Enterprises Water Group Ltd.	19,860,000	8,085,251
Beijing New Building Materials PLC, Class A	486,813	3,527,177
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	478,129	4,716,854
Beijing Shiji Information Technology Co. Ltd., Class A	330,330	1,912,929
Beijing Shunxin Agriculture Co. Ltd., Class A	251,500	1,985,708
Beijing Sinnet Technology Co. Ltd., Class A	594,386	1,437,647
Beijing Tiantan Biological Products Corp. Ltd., Class A	682,445	3,663,535
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	9,209,700	8,378,172
Betta Pharmaceuticals Co. Ltd., Class A	113,996	2,028,107
BGI Genomics Co. Ltd., Class A	118,300	2,396,768
Bilibili Inc., ADR(a)(c)	611,069	65,494,375
BOC Aviation Ltd.(b)(c)	816,600	7,267,039
BOE Technology Group Co. Ltd., Class A	8,498,100	8,453,330
Bosideng International Holdings Ltd.	12,718,000	7,041,540
Brilliance China Automotive Holdings Ltd.(d)	11,826,000	11,123,684
Burning Rock Biotech Ltd., ADR(a)	164,791	4,460,892
BYD Co. Ltd., Class A	458,412	12,889,815
BYD Co. Ltd., Class H	2,923,500	68,061,991
BYD Electronic International Co. Ltd.(c)	2,582,500	16,984,784
Caitong Securities Co. Ltd., Class A	1,437,865	2,549,120
CanSino Biologics Inc., Class H(a)(b)(c)	297,800	13,177,354
CGN Power Co. Ltd., Class H(b)	36,612,000	8,066,415
Changchun High & New Technology Industry Group Inc., Class A	101,194	6,538,266
Changjiang Securities Co. Ltd., Class A	2,964,835	3,625,577
Chaozhou Three-Circle Group Co. Ltd., Class A	525,030	3,073,409
China Aoyuan Group Ltd.	4,658,000	5,462,716
China Bohai Bank Co. Ltd., Class H(b)	9,692,000	4,133,608
China Cinda Asset Management Co. Ltd., Class H	34,778,000	7,437,116
China CITIC Bank Corp. Ltd., Class H	32,594,800	17,816,297
China Communications Services Corp. Ltd., Class H	9,334,000	3,932,818
China Conch Venture Holdings Ltd.	6,371,500	29,338,533
China Construction Bank Corp., Class A	2,760,168	3,007,829
China Construction Bank Corp., Class H	361,444,760	296,873,342
China CSSC Holdings Ltd., Class A(a)	724,200	1,957,573
China East Education Holdings Ltd.(b)	2,111,500	4,605,571
China Eastern Airlines Corp. Ltd., Class A	4,608,997	3,929,418
China Education Group Holdings Ltd.	3,007,000	7,770,408
China Everbright Bank Co. Ltd., Class A	9,948,803	5,994,001
China Everbright Bank Co. Ltd., Class H	11,215,000	4,755,987
China Everbright Environment Group Ltd.	14,371,813	8,645,306
China Everbright Ltd.	3,788,000	4,793,745
China Evergrande Group.	7,460,388	11,183,801
China Feihe Ltd.(b)	13,502,000	37,829,729
China Fortune Land Development Co. Ltd., Class A	1,106,935	944,664
Security	Shares	Value

China (continued)
China Galaxy Securities Co. Ltd., Class A	1,025,900	$1,803,376
China Galaxy Securities Co. Ltd., Class H	13,670,000	8,576,640
China Gas Holdings Ltd.	11,671,000	43,560,983
China Greatwall Technology Group Co. Ltd., Class A	881,473	2,121,125
China Hongqiao Group Ltd.	8,430,000	13,575,902
China Huarong Asset Management Co. Ltd., Class H(b)(d)	39,128,000	5,142,517
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	7
China International Capital Corp. Ltd., Class H(b)(c)	5,835,200	17,226,829
China Jinmao Holdings Group Ltd.	20,894,000	8,075,591
China Jushi Co. Ltd., Class A	1,192,740	3,061,407
China Lesso Group Holdings Ltd.	4,312,000	11,353,432
China Life Insurance Co. Ltd., Class A	770,212	4,414,248
China Life Insurance Co. Ltd., Class H	27,315,000	57,661,057
China Literature Ltd.(a)(b)(c)	1,535,200	16,111,772
China Longyuan Power Group Corp. Ltd., Class H	12,506,000	17,683,225
China Medical System Holdings Ltd.	5,286,000	13,562,817
China Meidong Auto Holdings Ltd.	2,178,000	11,486,030
China Mengniu Dairy Co. Ltd.	11,746,000	71,265,833
China Merchants Bank Co. Ltd., Class A	4,907,289	44,940,346
China Merchants Bank Co. Ltd., Class H	14,542,967	134,645,716
China Merchants Energy Shipping Co. Ltd., Class A	1,919,957	1,604,985
China Merchants Port Holdings Co. Ltd.	5,744,000	9,339,908
China Merchants Securities Co. Ltd., Class A	1,953,279	6,331,477
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,757,390	3,205,333
China Minsheng Banking Corp. Ltd., Class A	9,876,955	7,332,636
China Minsheng Banking Corp. Ltd., Class H	19,612,048	10,510,637
China Molybdenum Co. Ltd., Class A	5,551,098	5,081,982
China Molybdenum Co. Ltd., Class H	11,433,000	7,881,295
China National Building Material Co. Ltd., Class H	14,582,000	19,498,401
China National Chemical Engineering Co. Ltd., Class A	3,459,567	3,433,449
China National Nuclear Power Co. Ltd., Class A	4,673,200	3,827,727
China National Software & Service Co. Ltd., Class A	138,899	1,258,828
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	1,125,854	3,892,877
China Oilfield Services Ltd., Class H	6,752,000	6,348,660
China Overseas Land & Investment Ltd.	14,246,960	34,095,272
China Overseas Property Holdings Ltd.	5,160,000	5,526,629
China Pacific Insurance Group Co. Ltd., Class A	1,589,648	8,612,082
China Pacific Insurance Group Co. Ltd., Class H	9,947,400	37,426,177
China Petroleum & Chemical Corp., Class A	6,959,989	4,838,945
China Petroleum & Chemical Corp., Class H	91,350,800	48,515,880
China Power International Development Ltd.	17,441,000	4,383,033
China Railway Group Ltd., Class A	5,542,800	4,700,248
China Railway Group Ltd., Class H	13,868,000	7,320,622
China Resources Beer Holdings Co. Ltd.	5,558,000	49,917,341
China Resources Cement Holdings Ltd.	9,274,000	9,846,801
China Resources Gas Group Ltd.	3,542,000	22,122,373
China Resources Land Ltd.	12,127,333	56,831,548

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Resources Mixc Lifestyle Services Ltd.(a)(b)	1,293,600	$7,775,940
China Resources Pharmaceutical Group Ltd.(b)	6,173,000	4,428,131
China Resources Power Holdings Co. Ltd.	7,362,999	9,486,798
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	469,599	1,924,255
China Shenhua Energy Co. Ltd., Class A	1,436,539	4,516,731
China Shenhua Energy Co. Ltd., Class H	13,005,500	29,454,653
China Shipbuilding Industry Co. Ltd., Class A(a)	5,981,092	3,912,300
China Southern Airlines Co. Ltd., Class A(a)	2,440,000	2,445,395
China Southern Airlines Co. Ltd., Class H(a)(c)	6,356,000	4,307,700
China State Construction Engineering Corp. Ltd., Class A	9,711,871	7,469,712
China State Construction International Holdings Ltd.	7,828,000	5,556,317
China Taiping Insurance Holdings Co. Ltd.	6,157,660	11,356,130
China Tourism Group Duty Free Corp. Ltd., Class A	453,332	23,898,862
China Tower Corp. Ltd., Class H(b)	160,250,000	21,894,219
China Traditional Chinese Medicine Holdings Co. Ltd.	10,446,000	6,742,021
China TransInfo Technology Co. Ltd., Class A	672,800	1,633,246
China Vanke Co. Ltd., Class A	2,415,459	10,142,689
China Vanke Co. Ltd., Class H	6,165,531	21,336,575
China Yangtze Power Co. Ltd., Class A	5,304,815	16,565,675
China Youzan Ltd.(a)	53,344,000	11,605,992
China Yuhua Education Corp. Ltd.(b)	5,250,000	5,231,045
Chindata Group Holdings Ltd., ADR(a)	325,503	5,273,149
Chongqing Brewery Co. Ltd., Class A(a)	94,500	2,570,711
Chongqing Changan Automobile Co. Ltd., Class A(a)	1,137,087	4,247,928
Chongqing Rural Commercial Bank Co. Ltd., Class H	11,445,000	5,172,227
Chongqing Zhifei Biological Products Co. Ltd., Class A	374,676	11,516,597
CIFI Holdings Group Co. Ltd.	12,148,000	10,617,395
CITIC Ltd.	21,829,000	25,239,763
CITIC Securities Co. Ltd., Class A	2,811,651	11,551,568
CITIC Securities Co. Ltd., Class H	8,140,000	22,507,654
Contemporary Amperex Technology Co. Ltd., Class A	544,230	37,159,734
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	2,918,588	9,837,498
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	8,674,500	18,255,171
COSCO SHIPPING Ports Ltd.	7,454,000	6,051,281
Country Garden Holdings Co. Ltd.(c)	28,817,939	36,516,735
Country Garden Services Holdings Co. Ltd.	5,598,000	58,102,355
CSC Financial Co. Ltd., Class A	965,797	5,170,558
CSPC Pharmaceutical Group Ltd.	34,088,479	53,548,885
Dada Nexus Ltd., ADR(a)	223,950	5,627,864
Dali Foods Group Co. Ltd.(b)	8,648,000	5,415,516
Daqin Railway Co. Ltd., Class A	3,731,055	4,019,068
Daqo New Energy Corp., ADR(a)	201,195	14,964,884
DHC Software Co. Ltd., Class A	1,132,998	1,338,083
Dongfeng Motor Group Co. Ltd., Class H	10,412,000	9,746,749
Dongxing Securities Co. Ltd., Class A	1,202,097	2,157,063
DouYu International Holdings Ltd., ADR(a)	372,327	2,941,383
East Money Information Co. Ltd., Class A	2,467,933	12,367,931
Security	Shares	Value

China (continued)
Ecovacs Robotics Co. Ltd., Class A(a)	91,200	$2,617,355
ENN Energy Holdings Ltd.	3,022,900	55,610,372
Eve Energy Co. Ltd., Class A	477,653	8,356,470
Ever Sunshine Lifestyle Services Group Ltd.	2,726,000	7,616,074
Everbright Securities Co. Ltd., Class A	1,033,983	2,731,474
Fangda Carbon New Material Co. Ltd., Class A(a)	1,450,434	1,969,015
Far East Horizon Ltd.	7,248,000	7,924,515
Fiberhome Telecommunication Technologies Co. Ltd., Class A	423,490	1,205,343
First Capital Securities Co. Ltd., Class A	1,503,400	1,689,600
Flat Glass Group Co. Ltd., Class H	1,530,000	4,720,424
Focus Media Information Technology Co. Ltd., Class A	3,807,278	6,138,647
Foshan Haitian Flavouring & Food Co. Ltd., Class A	843,052	18,217,756
Fosun International Ltd.(c)	9,974,500	16,175,920
Founder Securities Co. Ltd., Class A(a)	2,889,087	4,614,328
Foxconn Industrial Internet Co. Ltd., Class A	1,954,997	3,820,471
Fu Jian Anjoy Foods Co. Ltd., Class A	42,800	1,662,606
Fuyao Glass Industry Group Co. Ltd., Class A	571,972	4,713,400
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,242,000	14,885,895
Ganfeng Lithium Co. Ltd., Class A	291,981	5,955,365
Ganfeng Lithium Co. Ltd., Class H(b)	635,400	9,563,577
GCL System Integration Technology Co. Ltd., Class A(a)	1,853,100	855,273
GDS Holdings Ltd., ADR(a)(c)	339,012	25,500,483
Geely Automobile Holdings Ltd.	22,303,000	56,705,480
GEM Co. Ltd., Class A	926,400	1,644,060
Gemdale Corp., Class A	1,576,230	2,662,081
Genscript Biotech Corp.(a)(c)	4,148,000	16,274,769
GF Securities Co. Ltd., Class A	1,672,294	4,209,947
GF Securities Co. Ltd., Class H	4,753,400	6,796,827
Gigadevice Semiconductor Beijing Inc., Class A	179,494	3,826,608
GoerTek Inc., Class A	873,700	5,354,565
GOME Retail Holdings Ltd.(a)(c)	45,313,200	7,234,231
Great Wall Motor Co. Ltd., Class H(c)	12,536,000	35,021,954
Greenland Holdings Corp. Ltd., Class A	2,540,218	2,325,872
Greentown China Holdings Ltd.	3,377,500	3,855,021
Greentown Service Group Co. Ltd.	5,558,000	8,835,768
GSX Techedu Inc., ADR(a)(c)	464,693	8,615,408
Guangdong Haid Group Co. Ltd., Class A	456,427	5,681,491
Guangdong Investment Ltd.	11,190,110	16,445,078
Guangzhou Automobile Group Co. Ltd., Class H	11,297,838	9,610,959
Guangzhou Baiyun International Airport Co. Ltd., Class A	752,291	1,372,184
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	566,296	2,874,005
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	139,284	3,323,096
Guangzhou R&F Properties Co. Ltd., Class H	6,474,000	8,773,168
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	184,491	3,800,291
Guangzhou Tinci Materials Technology Co. Ltd., Class A	185,400	2,728,108
Guosen Securities Co. Ltd., Class A	1,911,042	3,368,092
Guotai Junan Securities Co. Ltd., Class A	2,369,140	6,670,947

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haidilao International Holding Ltd.(b)(c)	4,005,000	$23,080,004
Haier Smart Home Co. Ltd., Class A	1,571,041	7,447,344
Haier Smart Home Co. Ltd., Class H(a)	7,407,200	31,182,496
Haitian International Holdings Ltd.	2,680,000	9,367,551
Haitong Securities Co. Ltd., Class A	2,169,201	3,993,642
Haitong Securities Co. Ltd., Class H	10,430,800	9,956,514
Hangzhou First Applied Material Co. Ltd., Class A	128,000	1,643,582
Hangzhou Robam Appliances Co. Ltd., Class A	327,864	2,273,839
Hangzhou Silan Microelectronics Co. Ltd., Class A	268,800	1,676,950
Hangzhou Tigermed Consulting Co. Ltd., Class A	181,200	4,997,199
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	356,100	7,391,692
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	4,508,000	19,653,200
Henan Shuanghui Investment & Development Co. Ltd., Class A	765,200	4,241,944
Hengan International Group Co. Ltd.(c)	2,522,500	16,909,826
Hengli Petrochemical Co. Ltd., Class A	1,454,391	6,236,261
HengTen Networks Group Ltd.(a)	10,468,000	10,261,405
Hengtong Optic-Electric Co. Ltd., Class A	994,753	1,853,785
Hengyi Petrochemical Co. Ltd., Class A	1,339,829	2,633,456
Hithink RoyalFlush Information Network Co. Ltd., Class A	153,100	2,877,928
Hopson Development Holdings Ltd.	2,514,000	12,368,924
Hua Hong Semiconductor Ltd.(a)(b)(c)	2,021,000	10,834,798
Huadong Medicine Co. Ltd., Class A	509,105	4,237,953
Huafon Chemical Co. Ltd., Class A	825,200	1,607,265
Hualan Biological Engineering Inc., Class A	546,383	3,472,910
Huaneng Power International Inc., Class H	15,978,000	5,726,658
Huatai Securities Co. Ltd., Class A	2,481,909	6,706,140
Huatai Securities Co. Ltd., Class H(b)	4,490,600	6,958,854
Huaxia Bank Co. Ltd., Class A	4,157,980	4,204,284
Huaxin Cement Co. Ltd., Class A	494,606	1,696,515
Huayu Automotive Systems Co. Ltd., Class A	806,568	3,108,227
Huazhu Group Ltd., ADR(a)	657,587	37,594,249
Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,550,699	1,589,011
Hundsun Technologies Inc., Class A	307,532	4,549,730
Hutchmed China Ltd., ADR(a)	281,604	8,377,719
HUYA Inc., ADR(a)(c)	298,897	4,573,124
Iflytek Co. Ltd., Class A	593,975	5,811,270
I-Mab, ADR(a)	122,335	9,917,698
Industrial & Commercial Bank of China Ltd., Class A	13,981,662	11,458,796
Industrial & Commercial Bank of China Ltd., Class H	212,279,085	139,363,220
Industrial Bank Co. Ltd., Class A	4,890,822	17,779,639
Industrial Securities Co. Ltd., Class A	2,857,951	4,987,434
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	12,730,500	3,288,894
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,362,000	2,098,346
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,466,870	9,356,529
Innovent Biologics Inc.(a)(b)	4,400,000	53,253,468
Inspur Electronic Information Industry Co. Ltd., Class A	402,090	1,850,946
Security	Shares	Value

China (continued)
Intco Medical Technology Co. Ltd., Class A	72,700	$1,623,786
iQIYI Inc., ADR(a)(c)	1,068,790	15,240,945
Jafron Biomedical Co. Ltd., Class A	279,856	3,805,488
JCET Group Co. Ltd., Class A(a)	318,900	1,739,614
JD Health International Inc.(a)(b)	1,098,750	14,607,565
JD.com Inc., ADR(a)	3,258,973	240,968,464
Jiangsu Eastern Shenghong Co. Ltd., Class A	538,300	1,465,787
Jiangsu Expressway Co. Ltd., Class H	5,128,000	6,201,167
Jiangsu Hengli Hydraulic Co. Ltd., Class A	350,988	4,404,099
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,278,618	17,371,239
Jiangsu King’s Luck Brewery JSC Ltd., Class A	417,786	3,913,713
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	357,550	12,252,281
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,449,587	1,557,385
Jiangxi Copper Co. Ltd., Class A	489,300	2,024,898
Jiangxi Copper Co. Ltd., Class H	4,452,000	10,547,455
Jiangxi Zhengbang Technology Co. Ltd., Class A	913,924	1,817,734
Jinke Properties Group Co. Ltd., Class A	2,117,882	2,008,168
Jinxin Fertility Group Ltd.(b)	4,956,000	14,278,457
JiuGui Liquor Co. Ltd., Class A	69,500	2,700,104
Jiumaojiu International Holdings Ltd.(a)(b)	2,714,000	10,751,575
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	288,325	2,270,480
JOYY Inc., ADR(c)	220,892	16,997,639
Juewei Food Co. Ltd., Class A	209,514	2,826,401
Kaisa Group Holdings Ltd.	10,087,000	4,641,746
KE Holdings Inc., ADR(a)	1,343,645	69,721,739
Kingboard Holdings Ltd.	2,698,000	14,356,316
Kingboard Laminates Holdings Ltd.	3,988,000	8,512,420
Kingdee International Software Group Co. Ltd.(c)	9,681,000	39,339,931
Kingfa Sci & Tech Co. Ltd., Class A	514,600	1,827,739
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	206,630	8,070,968
Kingsoft Corp. Ltd.	3,631,000	24,498,030
Kuaishou Technology(a)(b)(c)	1,025,600	25,707,073
Kunlun Energy Co. Ltd.	14,930,000	11,275,316
Kweichow Moutai Co. Ltd., Class A	286,587	100,036,673
KWG Group Holdings Ltd.	4,987,500	7,674,288
Lee & Man Paper Manufacturing Ltd.	5,496,000	4,796,101
Lenovo Group Ltd.	27,664,000	33,181,305
Lens Technology Co. Ltd., Class A	1,275,900	5,860,167
Lepu Medical Technology Beijing Co. Ltd., Class A	530,235	2,775,797
Li Auto Inc., ADR(a)(c)	1,784,923	41,588,706
Li Ning Co. Ltd.	8,411,000	78,899,460
Lingyi iTech Guangdong Co., Class A	1,832,080	2,459,264
Logan Group Co. Ltd.	5,507,000	8,853,935
Lomon Billions Group Co. Ltd., Class A	445,900	2,388,281
Longfor Group Holdings Ltd.(b)	6,886,500	40,314,391
LONGi Green Energy Technology Co. Ltd., Class A	898,741	14,460,432
Lufax Holding Ltd., ADR(a)(c)	657,909	8,019,911
Luxshare Precision Industry Co. Ltd., Class A	1,713,946	10,520,720
Luzhou Laojiao Co. Ltd., Class A	348,639	15,099,122
Mango Excellent Media Co. Ltd., Class A	472,200	5,491,289
Maxscend Microelectronics Co. Ltd., Class A	80,340	5,391,485

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,155,780	$2,119,352
Meituan, Class B(a)(b)	13,624,400	529,389,229
Metallurgical Corp. of China Ltd., Class A	7,970,290	3,801,471
Microport Scientific Corp.(c)	2,468,000	20,647,749
Midea Group Co. Ltd., Class A	850,900	10,851,191
Ming Yuan Cloud Group Holdings Ltd.(a)	1,488,000	7,776,709
Minth Group Ltd.	2,888,000	12,307,242
MMG Ltd.(a)	9,148,000	5,337,411
Momo Inc., ADR	594,109	8,335,349
Muyuan Foods Co. Ltd., Class A	886,285	12,429,101
NanJi E-Commerce Co. Ltd., Class A	820,800	1,317,508
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	289,097	1,946,477
Nanjing Securities Co. Ltd., Class A	1,078,500	1,598,432
NARI Technology Co. Ltd., Class A	1,178,899	5,773,911
NAURA Technology Group Co. Ltd., Class A	128,300	3,806,507
NavInfo Co. Ltd., Class A	875,300	1,931,354
NetEase Inc., ADR	1,524,391	179,771,431
New China Life Insurance Co. Ltd., Class A	704,392	5,647,651
New China Life Insurance Co. Ltd., Class H	2,702,500	10,116,871
New Hope Liuhe Co. Ltd., Class A	1,147,397	2,749,527
New Oriental Education & Technology Group Inc., ADR(a)	5,816,202	59,499,746
Nine Dragons Paper Holdings Ltd.	6,490,000	9,793,430
Ninestar Corp., Class A	460,638	1,906,631
Ningbo Joyson Electronic Corp., Class A	416,800	1,179,106
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,385,500	3,097,988
NIO Inc., ADR(a)	4,882,951	188,579,568
Noah Holdings Ltd., ADR(a)(c)	128,959	5,877,951
Nongfu Spring Co. Ltd., Class H(a)(b)(c)	1,452,800	8,593,005
Offcn Education Technology Co. Ltd., Class A	552,500	2,163,625
OFILM Group Co. Ltd., Class A	849,365	1,170,197
OneConnect Financial Technology Co. Ltd., ADR(a)	442,086	6,392,564
Oppein Home Group Inc., Class A	58,700	1,368,230
Orient Securities Co. Ltd., Class A	1,858,386	3,103,879
Oriental Pearl Group Co. Ltd., Class A	1,740,978	2,444,229
Ovctek China Inc., Class A	277,900	4,425,255
People’s Insurance Co. Group of China Ltd. (The), Class A	3,270,800	3,169,220
People’s Insurance Co. Group of China Ltd. (The), Class H	24,764,000	9,157,916
Perennial Energy Holdings Ltd.	3,025,000	1,174,389
Perfect World Co. Ltd., Class A	571,600	1,915,978
PetroChina Co. Ltd., Class A	4,993,600	3,628,437
PetroChina Co. Ltd., Class H	79,064,000	32,331,022
Pharmaron Beijing Co. Ltd., Class A	149,700	4,249,632
Pharmaron Beijing Co. Ltd., Class H(b)	506,400	12,121,951
PICC Property & Casualty Co. Ltd., Class H	25,863,192	24,710,831
Pinduoduo Inc., ADR(a)	1,657,016	206,928,158
Ping An Bank Co. Ltd., Class A	4,621,067	17,592,582
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,756,100	20,597,272
Ping An Insurance Group Co. of China Ltd., Class A	2,530,984	28,601,849
Ping An Insurance Group Co. of China Ltd., Class H	23,920,000	260,050,505
Security	Shares	Value

China (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	2,922,984	$6,217,470
Poly Property Services Co. Ltd., Class H(c)	456,000	3,671,950
Postal Savings Bank of China Co. Ltd., Class A	6,402,700	5,642,072
Postal Savings Bank of China Co. Ltd., Class H(b)	30,325,000	21,855,100
Power Construction Corp. of China Ltd., Class A	4,554,200	2,794,802
Powerlong Real Estate Holdings Ltd.	5,478,000	5,351,976
RiseSun Real Estate Development Co. Ltd., Class A	2,254,900	2,229,979
RLX Technology Inc., ADR(a)(c)	461,677	5,221,567
Rongsheng Petrochemical Co. Ltd., Class A	1,588,772	6,611,288
SAIC Motor Corp. Ltd., Class A	1,936,506	6,175,431
Sanan Optoelectronics Co. Ltd., Class A	1,130,700	4,927,814
Sangfor Technologies Inc., Class A	101,500	4,322,611
Sany Heavy Equipment International Holdings Co. Ltd.	4,156,000	4,617,392
Sany Heavy Industry Co. Ltd., Class A	2,063,252	9,848,643
SDIC Capital Co. Ltd., Class A	1,440,400	3,148,310
SDIC Power Holdings Co. Ltd., Class A	1,973,290	2,994,964
Seazen Group Ltd.	8,388,000	9,639,977
Seazen Holdings Co. Ltd., Class A	573,373	4,380,198
SF Holding Co. Ltd., Class A	1,066,335	11,677,187
SG Micro Corp., Class A	45,416	2,028,599
Shaanxi Coal Industry Co. Ltd., Class A	2,670,876	4,994,251
Shandong Gold Mining Co. Ltd., Class A	1,020,856	3,435,644
Shandong Gold Mining Co. Ltd., Class H(b)	2,553,500	5,605,002
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	261,100	1,153,114
Shandong Linglong Tyre Co. Ltd., Class A	219,400	1,659,612
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,548,000	21,080,538
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	97,200	1,890,303
Shanghai Baosight Software Co. Ltd., Class A	276,030	2,885,732
Shanghai Construction Group Co. Ltd., Class A	6,636,952	3,036,824
Shanghai Electric Group Co. Ltd., Class A(a)	3,376,600	2,448,871
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	514,800	5,617,402
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(c)	1,837,000	15,288,366
Shanghai International Airport Co. Ltd., Class A	257,298	2,002,516
Shanghai International Port Group Co. Ltd., Class A	3,677,699	2,713,860
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,807,306	4,172,578
Shanghai M&G Stationery Inc., Class A	313,137	4,150,480
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	712,700	2,604,744
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,730,400	6,172,777
Shanghai Pudong Development Bank Co. Ltd., Class A	6,824,322	11,022,572
Shanghai Putailai New Energy Technology Co. Ltd., Class A	120,200	1,963,009

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai RAAS Blood Products Co. Ltd., Class A	1,846,900	$2,222,770
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,420,200	1,674,606
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	208,000	15,171,094
Shengyi Technology Co. Ltd., Class A	627,600	2,261,105
Shennan Circuits Co. Ltd., Class A	137,840	1,878,778
Shenwan Hongyuan Group Co. Ltd., Class A	7,464,470	5,625,731
Shenzhen Goodix Technology Co. Ltd., Class A	125,100	2,514,775
Shenzhen Inovance Technology Co. Ltd., Class A	442,265	6,866,825
Shenzhen International Holdings Ltd.	4,218,000	6,416,253
Shenzhen Investment Ltd.	12,318,000	4,376,054
Shenzhen Kangtai Biological Products Co. Ltd., Class A	173,186	4,868,486
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	278,232	21,169,937
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,697,300	3,537,328
Shenzhen Sunway Communication Co. Ltd., Class A	304,240	1,344,819
Shenzhou International Group Holdings Ltd.	3,151,300	81,126,410
Shimao Group Holdings Ltd.	4,626,000	13,123,197
Shimao Services Holdings Ltd.(b)	2,233,000	6,188,721
Sichuan Chuantou Energy Co. Ltd., Class A	2,046,060	3,778,654
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	560,478	1,958,711
Sichuan Swellfun Co. Ltd., Class A	144,793	2,905,343
Sino Biopharmaceutical Ltd.	39,462,750	44,348,023
Sinopharm Group Co. Ltd., Class H	5,127,200	17,431,681
Sinotruk Hong Kong Ltd.	2,696,000	6,313,002
Skshu Paint Co. Ltd., Class A	43,300	1,606,784
Smoore International Holdings Ltd.(b)	4,488,000	32,117,968
Songcheng Performance Development Co. Ltd., Class A	985,913	2,748,081
Spring Airlines Co. Ltd., Class A	396,832	4,075,148
SSY Group Ltd.	6,204,000	4,123,814
Sun Art Retail Group Ltd.(c)	7,553,500	5,733,572
Sunac China Holdings Ltd.	9,649,000	35,606,932
Sunac Services Holdings Ltd.(a)(b)	2,345,000	7,338,609
Sungrow Power Supply Co. Ltd., Class A	366,200	5,592,081
Suning.com Co. Ltd., Class A	2,807,338	3,004,812
Sunny Optical Technology Group Co. Ltd.	2,708,100	68,976,657
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	565,100	1,614,168
TAL Education Group, ADR(a)	1,560,695	62,380,979
TCL Technology Group Corp., Class A	3,932,655	5,002,571
Tencent Holdings Ltd.	21,732,500	1,748,498,804
Tencent Music Entertainment Group, ADR(a)	2,524,096	39,729,271
Thunder Software Technology Co. Ltd., Class A	67,700	1,609,528
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	944,193	4,279,108
Tianma Microelectronics Co. Ltd., Class A	835,279	1,817,932
Tingyi Cayman Islands Holding Corp.	7,766,000	14,748,846
Tongcheng-Elong Holdings Ltd.(a)	3,556,000	9,609,221
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	772,700	1,510,399
Tongkun Group Co. Ltd., Class A	408,200	1,368,064
Security	Shares	Value

China (continued)
Tongwei Co. Ltd., Class A	1,076,584	$6,812,787
Topchoice Medical Corp., Class A(a)	84,900	4,692,058
Topsports International Holdings Ltd.(b)	5,597,000	8,518,440
Transfar Zhilian Co. Ltd., Class A	2,209,798	2,245,196
TravelSky Technology Ltd., Class H	3,691,000	7,991,280
Trip.com Group Ltd., ADR(a)(c)	1,911,868	80,011,676
Tsingtao Brewery Co. Ltd., Class A	270,200	4,461,267
Tsingtao Brewery Co. Ltd., Class H	1,896,000	20,717,311
Unigroup Guoxin Microelectronics Co. Ltd., Class A	174,800	3,829,614
Uni-President China Holdings Ltd.	5,449,000	5,886,002
Unisplendour Corp. Ltd., Class A	790,154	2,507,639
Up Fintech Holding Ltd., ADR(a)	300,154	6,840,510
Venus MedTech Hangzhou Inc., Class H(a)(b)	815,500	7,508,167
Vinda International Holdings Ltd.(c)	1,441,000	4,575,559
Vipshop Holdings Ltd., ADR(a)	1,687,168	39,024,196
Walvax Biotechnology Co. Ltd., Class A	429,047	4,739,955
Wanhua Chemical Group Co. Ltd., Class A	765,391	13,098,583
Want Want China Holdings Ltd.(c)	19,588,000	14,563,637
Weibo Corp., ADR(a)(c)	227,712	11,576,878
Weichai Power Co. Ltd., Class A	1,601,644	4,493,672
Weichai Power Co. Ltd., Class H	7,114,800	15,994,727
Weimob Inc.(a)(b)(c)	6,126,000	14,028,962
Wens Foodstuffs Group Co. Ltd., Class A	1,731,870	3,806,511
Western Securities Co. Ltd., Class A	1,781,680	2,471,721
Wharf Holdings Ltd. (The)	5,395,000	18,623,927
Will Semiconductor Co. Ltd. Shanghai, Class A	209,400	9,939,323
Wingtech Technology Co. Ltd., Class A	308,100	4,249,039
Winning Health Technology Group Co. Ltd., Class A	757,624	1,976,357
Wuhan Guide Infrared Co. Ltd., Class A	490,490	2,941,938
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	566,588	2,158,599
Wuliangye Yibin Co. Ltd., Class A	904,228	44,894,931
WUS Printed Circuit Kunshan Co. Ltd., Class A	681,058	1,643,433
WuXi AppTec Co. Ltd., Class A	585,608	15,414,960
WuXi AppTec Co. Ltd., Class H(b)	1,165,070	24,925,697
Wuxi Biologics Cayman Inc., New(a)(b)	12,698,500	198,612,391
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	197,425	2,976,925
XCMG Construction Machinery Co. Ltd., Class A	3,018,769	3,185,643
Xiaomi Corp., Class B(a)(b)	54,276,600	204,946,858
Xinhu Zhongbao Co. Ltd., Class A	3,072,750	1,521,775
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,856,593	3,575,049
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	2,248,646	3,832,930
Xinyi Solar Holdings Ltd.	18,172,000	32,602,576
XPeng Inc., ADR(a)(c)	1,223,700	39,317,481
Yadea Group Holdings Ltd.(b)	4,466,000	9,951,112
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	313,298	1,971,292
Yanzhou Coal Mining Co. Ltd., Class H	6,770,800	9,031,161
Yealink Network Technology Corp. Ltd., Class A	244,780	2,950,472
Yifeng Pharmacy Chain Co. Ltd., Class A	201,659	2,817,380
Yihai International Holding Ltd.	1,806,000	14,445,422

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yihai Kerry Arawana Holdings Co. Ltd., Class A	300,800	$4,360,256
Yonghui Superstores Co. Ltd., Class A	2,709,900	2,437,953
Yonyou Network Technology Co. Ltd., Class A	870,351	4,968,950
Yuexiu Property Co. Ltd.	26,970,000	6,703,909
Yum China Holdings Inc.	1,571,222	106,277,456
Yunda Holding Co. Ltd., Class A	754,204	1,708,300
Yunnan Baiyao Group Co. Ltd., Class A	326,401	6,450,970
Yunnan Energy New Material Co. Ltd., Class A	249,400	6,980,846
Yutong Bus Co. Ltd., Class A	1,099,267	2,297,142
Zai Lab Ltd., ADR(a)	286,770	50,947,558
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	148,850	8,995,608
Zhaojin Mining Industry Co. Ltd., Class H	4,593,500	4,958,320
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	2,080,478	2,157,681
Zhejiang Chint Electrics Co. Ltd., Class A	860,923	4,359,136
Zhejiang Dahua Technology Co. Ltd., Class A	1,110,784	4,042,691
Zhejiang Expressway Co. Ltd., Class H	5,990,000	5,200,709
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	462,204	1,538,772
Zhejiang Huayou Cobalt Co. Ltd., Class A	304,658	4,967,321
Zhejiang Longsheng Group Co. Ltd., Class A	1,056,500	2,364,946
Zhejiang NHU Co. Ltd., Class A	930,173	4,675,690
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,137,917	3,995,795
Zhejiang Supor Co. Ltd., Class A	249,882	2,783,754
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	169,247	1,826,777
Zhenro Properties Group Ltd.(c)	5,819,000	3,703,934
Zheshang Securities Co. Ltd., Class A	958,500	2,006,175
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,829,200	9,421,324
Zhongji Innolight Co. Ltd., Class A	223,800	1,450,082
Zhongsheng Group Holdings Ltd.	2,209,500	19,003,444
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,108,200	10,229,515
Zijin Mining Group Co. Ltd., Class A	5,429,500	9,625,234
Zijin Mining Group Co. Ltd., Class H	20,944,000	32,844,485
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,790,054	3,032,503
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,933,400	5,949,424
ZTE Corp., Class A	915,900	4,535,981
ZTE Corp., Class H	2,913,600	7,967,754
ZTO Express Cayman Inc., ADR	1,636,046	52,500,716
		12,248,444,490
Colombia — 0.1%
Bancolombia SA	932,371	6,789,109
Ecopetrol SA	19,580,322	11,564,430
Grupo de Inversiones Suramericana SA	610,024	3,293,603
Interconexion Electrica SA ESP	1,826,003	9,858,840
		31,505,982
Cyprus — 0.1%
Ozon Holdings PLC, ADR(a)	153,962	8,193,073
TCS Group Holding PLC, GDR	456,276	34,311,832
		42,504,905
Czech Republic — 0.1%
CEZ AS	582,828	17,470,703
Security	Shares	Value

Czech Republic (continued)
Komercni Banka AS(a)	289,795	$10,669,191
Moneta Money Bank AS(a)(b)	1,779,751	6,672,477
		34,812,371
Egypt — 0.1%
Commercial International Bank Egypt SAE	4,852,366	16,575,561
Eastern Co. SAE	4,643,222	3,483,122
Fawry for Banking & Payment Technology Services SAE(a)	1,000,000	1,387,269
		21,445,952
Greece — 0.2%
Eurobank Ergasias Services and Holdings SA, Class A(a)	9,810,746	9,161,128
FF Group(a)(d)	246,892	1,445,148
Hellenic Telecommunications Organization SA	864,290	15,576,966
JUMBO SA	417,642	8,136,121
OPAP SA	745,983	11,723,837
		46,043,200
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC(a)	1,626,334	13,154,030
OTP Bank Nyrt(a)	846,432	46,239,914
Richter Gedeon Nyrt	557,028	15,781,967
		75,175,911
India — 9.9%
ACC Ltd.	293,719	8,038,766
Adani Enterprises Ltd.(a)	794,262	14,417,797
Adani Green Energy Ltd.(a)	1,497,977	26,220,414
Adani Ports & Special Economic Zone Ltd.(a)	1,890,636	20,055,004
Adani Total Gas Ltd.(a)	779,501	14,484,164
Adani Transmission Ltd.(a)	828,849	16,851,097
Ambuja Cements Ltd.	2,620,968	11,835,073
Apollo Hospitals Enterprise Ltd.	357,112	15,688,296
Asian Paints Ltd.	1,461,531	59,999,553
Aurobindo Pharma Ltd.	1,112,494	15,360,245
Avenue Supermarts Ltd.(a)(b)	617,483	26,151,008
Axis Bank Ltd.(a)	8,551,073	88,215,705
Bajaj Auto Ltd.(a)	270,238	15,603,484
Bajaj Finance Ltd.(a)	1,025,389	79,603,990
Bajaj Finserv Ltd.(a)	146,483	23,879,166
Balkrishna Industries Ltd.	364,660	11,060,783
Bandhan Bank Ltd.(a)(b)	2,493,419	10,551,957
Berger Paints India Ltd.	960,901	10,681,864
Bharat Electronics Ltd.	4,603,427	9,213,917
Bharat Forge Ltd.(a)	889,598	8,278,495
Bharat Petroleum Corp. Ltd.	3,247,389	21,137,136
Bharti Airtel Ltd.	9,268,468	68,487,364
Biocon Ltd.(a)	1,502,574	8,051,201
Britannia Industries Ltd.	410,398	19,499,695
Cholamandalam Investment and Finance Co. Ltd.	1,549,270	11,720,197
Cipla Ltd.(a)	1,738,306	22,704,534
Coal India Ltd.	4,778,713	9,736,564
Colgate-Palmolive India Ltd.	423,813	10,068,850
Container Corp. of India Ltd.	971,128	9,134,933
Dabur India Ltd.	2,112,443	15,795,495
Divi’s Laboratories Ltd.(a)	505,585	29,175,068
DLF Ltd.	2,351,369	9,351,847
Dr. Reddy’s Laboratories Ltd.	438,918	32,044,279
Eicher Motors Ltd.(a)	519,592	19,097,500
GAIL India Ltd.	6,125,749	13,539,960

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Godrej Consumer Products Ltd.(a)	1,470,777	$17,420,674
Grasim Industries Ltd.	1,094,423	22,155,016
Havells India Ltd.	767,213	10,911,430
HCL Technologies Ltd.	4,100,418	53,483,311
HDFC Asset Management Co. Ltd.(b)	194,081	7,934,639
HDFC Life Insurance Co. Ltd.(a)(b)	2,917,595	26,763,760
Hero MotoCorp Ltd.	463,714	19,200,441
Hindalco Industries Ltd.	6,068,182	32,952,568
Hindustan Petroleum Corp. Ltd.	2,525,811	9,720,038
Hindustan Unilever Ltd.	3,118,505	100,679,035
Housing Development Finance Corp. Ltd.	6,480,172	227,768,529
ICICI Bank Ltd.(a)	19,347,767	177,363,366
ICICI Lombard General Insurance Co. Ltd.(b)	803,504	16,342,566
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	1,355,878	10,377,360
Indian Oil Corp. Ltd.	6,972,862	10,514,390
Indraprastha Gas Ltd.	1,187,732	8,649,054
Indus Towers Ltd.	2,340,768	7,826,919
Info Edge India Ltd.(a)	278,382	16,742,596
Infosys Ltd.	12,866,621	247,289,105
InterGlobe Aviation Ltd.(a)(b)	369,259	8,920,392
Ipca Laboratories Ltd.	283,549	8,096,937
ITC Ltd.	11,007,705	32,931,640
JSW Steel Ltd.	3,209,062	31,516,738
Jubilant Foodworks Ltd.(a)	294,720	12,647,601
Kotak Mahindra Bank Ltd.(a)	2,097,073	52,227,921
Larsen & Toubro Infotech Ltd.(b)	204,171	11,113,650
Larsen & Toubro Ltd.	2,591,018	52,555,294
Lupin Ltd.	862,188	14,488,226
Mahindra & Mahindra Ltd.	3,196,331	35,638,022
Marico Ltd.	1,789,818	11,755,645
Maruti Suzuki India Ltd.	520,241	50,740,003
Motherson Sumi Systems Ltd.(a)	4,765,117	15,767,562
MRF Ltd.	7,670	8,846,478
Muthoot Finance Ltd.	492,055	8,946,785
Nestle India Ltd.	129,060	31,384,092
NTPC Ltd.	17,210,407	26,238,248
Oil & Natural Gas Corp. Ltd.	9,462,515	14,813,050
Page Industries Ltd.	21,923	9,316,888
Petronet LNG Ltd.	2,596,774	8,670,091
PI Industries Ltd.	330,162	11,908,889
Pidilite Industries Ltd.(a)	577,529	16,705,372
Piramal Enterprises Ltd.	381,368	9,529,999
Power Grid Corp. of India Ltd.	8,228,415	25,619,251
REC Ltd.	3,216,824	6,478,031
Reliance Industries Ltd.	10,767,108	319,654,150
SBI Cards & Payment Services Ltd.	708,456	10,196,671
SBI Life Insurance Co. Ltd.(b)	1,566,899	21,074,263
Shree Cement Ltd.(a)	39,533	15,078,234
Shriram Transport Finance Co. Ltd.	727,020	14,272,444
Siemens Ltd.	272,736	7,860,221
State Bank of India(a)	6,707,012	39,253,030
Sun Pharmaceutical Industries Ltd.	3,150,730	29,026,313
Tata Consultancy Services Ltd.	3,491,804	152,310,077
Tata Consumer Products Ltd.	2,302,336	21,067,550
Tata Motors Ltd.(a)	6,298,584	27,641,396
Tata Steel Ltd.	2,375,943	36,933,345
Tech Mahindra Ltd.	2,394,210	33,831,361
Titan Co. Ltd.	1,344,461	29,523,431
Torrent Pharmaceuticals Ltd.	193,897	7,338,218
Trent Ltd.	725,757	8,572,163
Security	Shares	Value

India (continued)
UltraTech Cement Ltd.	400,684	$36,990,132
United Spirits Ltd.(a)	1,160,174	9,821,092
UPL Ltd.	1,914,253	21,524,021
Vedanta Ltd.	4,349,166	16,427,325
Wipro Ltd.	5,174,608	38,474,973
Yes Bank Ltd.(a)	40,026,167	7,447,503
		3,231,004,916
Indonesia — 1.2%
Adaro Energy Tbk PT	54,803,000	4,563,798
Aneka Tambang Tbk	31,844,500	5,463,522
Astra International Tbk PT	76,713,100	28,165,252
Bank Central Asia Tbk PT	41,922,400	93,485,941
Bank Mandiri Persero Tbk PT	70,320,900	29,493,043
Bank Negara Indonesia Persero Tbk PT	27,768,676	10,494,450
Bank Rakyat Indonesia Persero Tbk PT	208,373,110	62,145,747
Barito Pacific Tbk PT	108,232,700	6,811,180
Charoen Pokphand Indonesia Tbk PT	28,865,245	13,630,658
Gudang Garam Tbk PT(a)	1,658,800	3,847,382
Indah Kiat Pulp & Paper Tbk PT	10,659,400	6,342,318
Indocement Tunggal Prakarsa Tbk PT	5,862,100	4,962,934
Indofood CBP Sukses Makmur Tbk PT	8,569,500	4,918,067
Indofood Sukses Makmur Tbk PT	16,554,200	7,356,458
Kalbe Farma Tbk PT	79,505,315	8,066,101
Merdeka Copper Gold Tbk PT(a)	40,695,400	7,696,138
Sarana Menara Nusantara Tbk PT	88,507,600	7,276,277
Semen Indonesia Persero Tbk PT	11,553,300	7,842,784
Telkom Indonesia Persero Tbk PT	182,935,900	44,123,697
Tower Bersama Infrastructure Tbk PT	29,963,900	5,432,336
Unilever Indonesia Tbk PT	28,337,300	11,608,604
United Tractors Tbk PT	6,320,053	9,974,059
		383,700,746
Kuwait — 0.5%
Agility Public Warehousing Co. KSC	4,202,065	12,831,692
Boubyan Bank KSCP	5,233,357	11,668,325
Kuwait Finance House KSCP	17,717,314	43,859,109
Mabanee Co. KPSC	2,203,741	5,199,057
Mobile Telecommunications Co. KSCP	7,545,391	14,904,573
National Bank of Kuwait SAKP	25,755,028	71,148,233
		159,610,989
Malaysia — 1.3%
AMMB Holdings Bhd	6,707,975	4,624,243
Axiata Group Bhd	10,863,100	9,713,927
CIMB Group Holdings Bhd	23,723,900	24,563,721
Dialog Group Bhd	15,047,812	10,517,975
DiGi.Com Bhd	12,309,700	12,676,704
Fraser & Neave Holdings Bhd(c)	563,000	3,622,970
Genting Bhd	7,968,900	9,405,326
Genting Malaysia Bhd	11,443,300	7,723,916
HAP Seng Consolidated Bhd	2,452,400	4,814,458
Hartalega Holdings Bhd(c)	6,486,600	14,108,183
Hong Leong Bank Bhd	2,576,200	11,461,751
Hong Leong Financial Group Bhd	985,900	4,183,428
IHH Healthcare Bhd(c)	6,585,500	8,439,224
IOI Corp. Bhd	8,390,620	8,302,319
Kossan Rubber Industries	4,969,500	4,858,020
Kuala Lumpur Kepong Bhd	1,782,600	9,573,901
Malayan Banking Bhd(c)	13,995,500	27,682,886
Malaysia Airports Holdings Bhd	4,126,900	5,580,282
Maxis Bhd	9,357,400	10,522,030

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
MISC Bhd	4,828,100	$8,018,580
Nestle Malaysia Bhd	278,300	9,187,689
Petronas Chemicals Group Bhd	9,303,300	18,101,402
Petronas Dagangan Bhd	1,107,300	5,062,002
Petronas Gas Bhd	2,909,800	11,402,676
PPB Group Bhd	2,526,260	11,318,818
Press Metal Aluminium Holdings Bhd	11,732,700	14,754,156
Public Bank Bhd	54,746,850	55,757,498
QL Resources Bhd	4,243,000	6,158,945
RHB Bank Bhd	6,238,425	7,999,268
Sime Darby Bhd	10,233,073	5,669,224
Sime Darby Plantation Bhd(c)	8,457,073	9,305,968
Supermax Corp. Bhd(c)	5,791,002	5,771,315
Telekom Malaysia Bhd	4,350,100	6,470,506
Tenaga Nasional Bhd	8,169,350	19,659,573
Top Glove Corp. Bhd(c)	19,871,200	24,870,123
Westports Holdings Bhd	3,809,500	3,972,165
		415,855,172
Mexico — 1.8%
America Movil SAB de CV, Series L, NVS	127,897,400	100,170,672
Arca Continental SAB de CV	1,624,136	9,142,390
Becle SAB de CV	1,920,000	4,840,004
Cemex SAB de CV, CPO, NVS(a)	57,856,773	48,799,768
Coca-Cola Femsa SAB de CV	1,944,493	9,713,679
Fibra Uno Administracion SA de CV	12,116,700	14,301,818
Fomento Economico Mexicano SAB de CV	7,355,100	62,033,500
Gruma SAB de CV, Class B	794,040	8,650,802
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,492,800	16,187,114
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	801,070	14,520,047
Grupo Bimbo SAB de CV, Series A(c)	5,964,400	13,106,828
Grupo Carso SAB de CV, Series A1(a)	1,876,841	5,713,067
Grupo Financiero Banorte SAB de CV, Class O.	9,803,856	67,890,645
Grupo Financiero Inbursa SAB de CV, Class O(a)	9,083,300	9,252,945
Grupo Mexico SAB de CV, Series B	11,840,788	57,753,417
Grupo Televisa SAB, CPO	9,175,800	24,365,301
Industrias Penoles SAB de CV(a)	544,863	8,272,518
Kimberly-Clark de Mexico SAB de CV, Class A	5,863,800	10,627,733
Megacable Holdings SAB de CV, CPO	1,197,960	4,551,743
Orbia Advance Corp. SAB de CV	4,147,034	11,813,571
Promotora y Operadora de Infraestructura SAB de CV	852,475	6,797,373
Telesites SAB de CV(a)(c)	4,990,200	4,968,153
Wal-Mart de Mexico SAB de CV	19,330,200	63,625,259
		577,098,347
Pakistan — 0.0%
Habib Bank Ltd.	2,457,141	2,152,188
Lucky Cement Ltd.(a)	200,000	1,207,275
MCB Bank Ltd.	1,743,032	1,872,968
		5,232,431
Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR(a)	837,556	9,648,645
Credicorp Ltd.	252,342	34,689,455
Southern Copper Corp.	324,324	22,618,356
		66,956,456
Security	Shares	Value

Philippines — 0.6%
Aboitiz Equity Ventures Inc.	7,921,420	$6,680,000
Ayala Corp.	1,113,636	18,499,440
Ayala Land Inc.	29,754,600	21,414,472
Bank of the Philippine Islands	5,749,274	10,103,855
BDO Unibank Inc.	7,509,821	16,289,657
Globe Telecom Inc.	118,135	4,463,660
GT Capital Holdings Inc.	385,152	4,751,764
International Container Terminal Services Inc.	3,873,470	11,596,706
JG Summit Holdings Inc.	11,882,623	14,165,366
Jollibee Foods Corp.	1,727,369	6,971,274
Manila Electric Co.	832,020	4,936,071
Metro Pacific Investments Corp.	55,273,500	4,601,033
Metropolitan Bank & Trust Co.	6,705,365	6,733,275
PLDT Inc.	307,978	8,473,060
SM Investments Corp.	958,962	19,464,726
SM Prime Holdings Inc.	37,382,825	28,137,882
Universal Robina Corp.	3,523,470	10,246,610
		197,528,851
Poland — 0.7%
Allegro.eu SA(a)(b)	1,345,459	21,101,364
Bank Polska Kasa Opieki SA(a)	692,691	18,075,726
CD Projekt SA(c)	258,453	11,841,080
Cyfrowy Polsat SA	1,023,983	8,494,895
Dino Polska SA(a)(b)	187,673	14,525,610
KGHM Polska Miedz SA(a)	533,170	29,291,065
LPP SA(a)	4,814	14,665,252
Orange Polska SA(a)	2,547,255	4,612,350
PGE Polska Grupa Energetyczna SA(a)	3,208,293	8,714,261
Polski Koncern Naftowy ORLEN SA	1,103,168	24,537,757
Polskie Gornictwo Naftowe i Gazownictwo SA	6,576,189	11,783,686
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,277,109	36,237,267
Powszechny Zaklad Ubezpieczen SA(a)	2,197,071	22,138,918
Santander Bank Polska SA(a)	136,784	9,915,732
		235,934,963
Qatar — 0.6%
Barwa Real Estate Co.	7,301,796	6,273,441
Commercial Bank PSQC (The)	8,086,303	11,694,886
Industries Qatar QSC	6,600,256	23,081,214
Masraf Al Rayan QSC	13,629,661	16,378,220
Mesaieed Petrochemical Holding Co.	17,685,345	9,013,287
Ooredoo QPSC	3,181,902	5,960,820
Qatar Electricity & Water Co. QSC	2,063,220	8,926,747
Qatar Fuel QSC	1,862,260	9,011,260
Qatar Gas Transport Co. Ltd.	9,093,194	7,654,819
Qatar International Islamic Bank QSC	2,255,495	5,812,509
Qatar Islamic Bank SAQ	4,491,715	21,006,344
Qatar National Bank QPSC	16,655,816	79,695,054
		204,508,601
Russia — 3.0%
Alrosa PJSC.	9,840,640	15,747,948
Gazprom PJSC	43,357,829	154,016,539
Gazprom PJSC, ADR	548,498	3,894,125
Inter RAO UES PJSC	134,210,000	9,266,887
LUKOIL PJSC	1,573,243	128,633,809
Magnit PJSC, GDR	1,293,737	19,755,364
Mail.Ru Group Ltd., GDR(a)	420,449	9,590,835
MMC Norilsk Nickel PJSC	239,671	86,180,326
Mobile TeleSystems PJSC, ADR	1,698,634	15,491,542

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Moscow Exchange MICEX-RTS PJSC	5,222,230	$11,985,157
Novatek PJSC, GDR.	346,714	69,021,064
Novolipetsk Steel PJSC	5,661,470	20,211,288
PhosAgro PJSC, GDR	538,613	11,020,022
Polymetal International PLC	1,337,100	31,707,604
Polyus PJSC	128,881	27,898,987
Rosneft Oil Co. PJSC	4,365,417	31,590,204
Sberbank of Russia PJSC	40,499,561	171,101,436
Severstal PAO	795,848	18,283,138
Surgutneftegas PJSC	21,272,460	10,550,717
Surgutneftegas PJSC, ADR	572,331	2,807,771
Tatneft PJSC	5,318,116	36,058,837
VTB Bank PJSC	12,111,051,998	8,044,206
X5 Retail Group NV, GDR	464,569	14,084,497
Yandex NV, Class A(a)	1,152,078	77,485,881
		984,428,184
Saudi Arabia — 2.8%
Abdullah Al Othaim Markets Co.	147,630	5,067,768
Advanced Petrochemical Co.	402,984	8,840,345
Al Rajhi Bank	4,629,746	127,516,524
Alinma Bank	3,682,259	19,731,988
Almarai Co. JSC	961,045	14,135,384
Arab National Bank	2,255,626	13,380,549
Bank AlBilad.	1,443,663	14,565,864
Bank Al-Jazira	1,724,128	8,512,957
Banque Saudi Fransi	2,275,045	22,024,557
Bupa Arabia for Cooperative Insurance Co.(a)	232,927	7,343,422
Co for Cooperative Insurance (The)	223,604	4,787,788
Dar Al Arkan Real Estate Development Co.(a)	2,107,642	5,839,570
Dr Sulaiman Al Habib Medical Services Group Co.	202,208	8,897,863
Emaar Economic City(a)	1,464,264	4,413,017
Etihad Etisalat Co.	1,478,378	13,046,197
Jarir Marketing Co.	219,508	12,306,587
Mobile Telecommunications Co.(a)	1,545,883	6,026,481
Mouwasat Medical Services Co.	185,150	9,145,453
National Industrialization Co.(a)	1,388,708	6,956,258
National Petrochemical Co.	453,429	5,701,010
Rabigh Refining & Petrochemical Co.(a)	902,643	5,439,851
Riyad Bank	5,156,288	36,158,368
SABIC Agri-Nutrients Co.	771,485	21,183,347
Sahara International Petrochemical Co.	1,396,771	10,775,850
Saudi Airlines Catering Co.(a)	21,993	466,336
Saudi Arabian Mining Co.(a)	1,677,271	26,527,949
Saudi Arabian Oil Co.(b)	7,974,149	75,095,622
Saudi Basic Industries Corp.	3,412,015	113,385,536
Saudi British Bank (The)	3,081,525	25,199,354
Saudi Cement Co.	279,520	4,896,864
Saudi Electricity Co.	3,071,892	20,232,180
Saudi Industrial Investment Group	832,050	8,398,052
Saudi Kayan Petrochemical Co.(a)	2,961,172	14,066,666
Saudi National Bank	8,266,972	117,052,520
Saudi Telecom Co.	2,276,745	75,817,055
Savola Group (The)	999,285	10,886,575
Yanbu National Petrochemical Co.	967,058	17,990,031
		901,811,738
South Africa — 3.8%
Absa Group Ltd.(a)	2,728,185	28,346,695
African Rainbow Minerals Ltd.	420,409	8,112,731
Security	Shares	Value

South Africa (continued)
Anglo American Platinum Ltd.	203,808	$26,872,985
AngloGold Ashanti Ltd.	1,585,550	39,153,090
Aspen Pharmacare Holdings Ltd.(a)	1,487,229	17,374,612
Bid Corp. Ltd.(a)	1,292,786	27,244,541
Bidvest Group Ltd. (The)	1,062,149	14,968,885
Capitec Bank Holdings Ltd.	305,834	36,989,908
Clicks Group Ltd.	957,765	17,895,654
Discovery Ltd.(a)(c)	1,551,400	15,826,672
Exxaro Resources Ltd.	990,330	11,055,766
FirstRand Ltd.	18,362,981	74,656,841
Gold Fields Ltd.	3,403,675	42,921,233
Growthpoint Properties Ltd.	11,417,677	11,971,732
Harmony Gold Mining Co. Ltd.	2,132,417	11,408,448
Impala Platinum Holdings Ltd.	3,016,428	54,823,794
Kumba Iron Ore Ltd.	248,864	11,547,442
Mr. Price Group Ltd.	974,684	16,500,229
MTN Group Ltd.(a)	6,434,627	46,420,089
MultiChoice Group	1,516,916	15,171,086
Naspers Ltd., Class N(c)	1,642,924	363,835,045
Nedbank Group Ltd.	1,419,707	16,765,656
NEPI Rockcastle PLC	1,638,281	11,432,452
Northam Platinum Ltd.(a)	1,389,641	23,500,441
Old Mutual Ltd.	18,011,152	18,684,021
Rand Merchant Investment Holdings Ltd.	3,203,841	7,519,550
Reinet Investments SCA	583,733	12,095,901
Remgro Ltd.	1,974,578	17,150,738
Sanlam Ltd.	7,152,574	30,862,025
Sasol Ltd.(a)	2,141,635	34,818,548
Shoprite Holdings Ltd.	1,894,769	21,257,160
Sibanye Stillwater Ltd.	10,558,337	49,990,683
SPAR Group Ltd. (The)	722,380	10,017,527
Standard Bank Group Ltd.	4,797,189	47,206,812
Tiger Brands Ltd.	630,545	10,125,323
Vodacom Group Ltd.	2,400,481	22,788,690
Woolworths Holdings Ltd.(a)	3,806,251	15,407,000
		1,242,720,005
South Korea — 12.2%
Alteogen Inc.(a)(c)	106,427	6,970,367
Amorepacific Corp.	121,654	31,271,179
AMOREPACIFIC Group	113,905	7,917,510
BGF retail Co. Ltd.	32,161	5,232,098
Celltrion Healthcare Co. Ltd.(a)	315,829	34,182,160
Celltrion Inc.(a)	363,402	89,351,114
Celltrion Pharm Inc.(a)	62,075	7,740,383
Cheil Worldwide Inc.	267,725	6,214,514
CJ CheilJedang Corp.(c)	32,234	14,114,089
CJ Corp.	55,901	5,735,674
CJ ENM Co. Ltd.	40,688	6,027,229
CJ Logistics Corp.(a)	33,697	5,136,539
Coway Co. Ltd.	195,412	14,581,356
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	148,920	4,494,623
DB Insurance Co. Ltd.	182,065	8,272,931
Doosan Bobcat Inc.(a)	200,066	9,194,229
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	811,155	14,472,165
Douzone Bizon Co. Ltd.	75,161	5,565,676
E-MART Inc.	72,985	10,406,228
Fila Holdings Corp.	193,308	9,434,300
Green Cross Corp.	22,079	6,755,173

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
GS Engineering & Construction Corp.	230,839	$9,253,009
GS Holdings Corp.	189,084	7,808,901
Hana Financial Group Inc.	1,127,342	47,030,913
Hankook Tire & Technology Co. Ltd.	290,518	12,718,187
Hanmi Pharm Co. Ltd.	25,655	8,180,138
Hanon Systems	725,304	11,003,522
Hanwha Solutions Corp.(a)	459,421	18,533,572
HLB Inc.(a)(c)	347,335	10,700,526
HMM Co. Ltd.(a)	977,467	41,934,704
Hotel Shilla Co. Ltd.	119,024	10,825,030
HYBE Co. Ltd.(a)	35,756	8,491,826
Hyundai Engineering & Construction Co. Ltd.	287,337	14,769,593
Hyundai Glovis Co. Ltd.	71,084	12,021,052
Hyundai Heavy Industries Holdings Co. Ltd.	184,120	11,628,935
Hyundai Mobis Co. Ltd.	251,005	62,899,490
Hyundai Motor Co.	531,195	111,668,801
Hyundai Steel Co.	330,494	15,795,213
Industrial Bank of Korea	929,304	8,993,501
Kakao Corp.	1,172,769	129,266,142
Kangwon Land Inc.(a)	389,302	10,039,972
KB Financial Group Inc.	1,486,949	78,590,800
Kia Corp.	995,387	76,099,951
KMW Co. Ltd.(a)(c)	102,473	5,001,253
Korea Aerospace Industries Ltd.	278,004	8,491,812
Korea Electric Power Corp.	940,188	21,732,185
Korea Investment Holdings Co. Ltd.	160,720	14,957,322
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	148,402	18,958,438
Korea Zinc Co. Ltd.	32,734	13,245,009
Korean Air Lines Co. Ltd.(a)	586,434	16,797,374
KT&G Corp.	422,158	31,908,289
Kumho Petrochemical Co. Ltd.	69,653	14,431,630
LG Chem Ltd.	172,969	126,888,692
LG Corp.	334,782	30,303,623
LG Display Co. Ltd.(a)(c)	874,654	18,853,227
LG Electronics Inc.	403,233	54,956,358
LG Household & Health Care Ltd.	34,965	48,839,160
LG Innotek Co. Ltd.	54,261	9,951,815
LG Uplus Corp.	774,287	10,473,667
Lotte Chemical Corp.	64,188	16,050,745
Lotte Shopping Co. Ltd.(c)	41,135	4,474,859
LX Holdings Corp.(a)	162,347	1,593,921
Meritz Securities Co. Ltd.	1,100,185	4,424,756
Mirae Asset Securities Co. Ltd.	1,144,174	10,144,936
NAVER Corp.	465,325	151,173,283
NCSoft Corp.	62,230	48,446,600
Netmarble Corp.(b)(c)	81,691	10,221,105
NH Investment & Securities Co. Ltd.	475,485	5,600,264
Orion Corp./Republic of Korea(c)	90,476	9,688,030
Ottogi Corp.	23	11,253
Pan Ocean Co. Ltd.(c)	1,053,281	6,428,708
Pearl Abyss Corp.(a)	116,310	6,319,754
POSCO	278,574	88,599,437
POSCO Chemical Co. Ltd.	112,807	14,655,742
S-1 Corp.	65,609	4,764,932
Samsung Biologics Co. Ltd.(a)(b)	62,332	47,275,033
Samsung C&T Corp.	314,208	38,977,800
Samsung Electro-Mechanics Co. Ltd.	209,914	32,093,788
Samsung Electronics Co. Ltd.	18,007,888	1,299,065,572
Samsung Engineering Co. Ltd.(a)	601,843	10,200,348
Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	116,157	$22,005,348
Samsung Heavy Industries Co. Ltd.(a)(c)	1,782,821	9,664,105
Samsung Life Insurance Co. Ltd.	265,667	19,935,880
Samsung SDI Co. Ltd.	208,152	114,804,665
Samsung SDS Co. Ltd.	128,749	20,939,672
Samsung Securities Co. Ltd.	241,536	10,265,809
Seegene Inc.(c)	138,930	8,449,176
Shin Poong Pharmaceutical Co. Ltd.(c)	117,401	6,806,539
Shinhan Financial Group Co. Ltd.	1,641,777	62,587,053
Shinsegae Inc.(c)	27,496	7,917,566
SK Biopharmaceuticals Co. Ltd.(a)(c)	102,958	10,470,807
SK Chemicals Co. Ltd.	29,501	6,704,723
SK Holdings Co. Ltd.	120,331	28,535,116
SK Hynix Inc.	2,059,827	234,645,199
SK Innovation Co. Ltd.(a)	192,908	45,756,599
SK Telecom Co. Ltd.	148,381	42,325,002
SKC Co. Ltd.	78,699	8,976,145
S-Oil Corp.(a)	171,221	14,354,655
Woori Financial Group Inc.	1,914,635	19,121,657
Yuhan Corp.(c)	189,443	11,142,049
		3,982,731,800
Taiwan — 13.8%
Accton Technology Corp.	1,926,000	21,376,179
Acer Inc.(c)	11,261,121	12,926,573
Advantech Co. Ltd.(c)	1,483,455	17,639,525
Airtac International Group	474,000	17,040,718
ASE Technology Holding Co. Ltd.(c)	12,377,110	49,640,926
Asia Cement Corp.(c)	8,148,077	15,258,868
ASMedia Technology Inc.(c)	107,000	5,818,588
Asustek Computer Inc.(c)	2,671,968	38,002,271
AU Optronics Corp.(a)(c)	30,998,000	28,660,311
Catcher Technology Co. Ltd.(c)	2,533,210	16,769,448
Cathay Financial Holding Co. Ltd.	28,940,710	58,254,573
Chailease Holding Co. Ltd.(c)	4,737,990	35,614,241
Chang Hwa Commercial Bank Ltd.(c)	20,187,653	12,255,432
Cheng Shin Rubber Industry Co. Ltd.	7,127,128	11,980,086
China Development Financial Holding Corp.(c)	51,021,848	22,869,344
China Life Insurance Co. Ltd.	8,341,679	7,439,082
China Steel Corp.(c)	44,726,313	59,544,746
Chunghwa Telecom Co. Ltd.	13,968,410	57,226,204
Compal Electronics Inc.(c)	15,571,908	13,157,625
CTBC Financial Holding Co. Ltd.	66,289,772	55,030,827
Delta Electronics Inc.(c)	7,381,000	78,639,571
E.Sun Financial Holding Co. Ltd.(c)	42,404,186	39,028,562
Eclat Textile Co. Ltd.	723,427	16,818,160
Evergreen Marine Corp. Taiwan Ltd.(a)	9,779,810	34,713,266
Far Eastern New Century Corp.	11,156,038	12,717,198
Far EasTone Telecommunications Co. Ltd.	5,930,000	13,777,091
Feng TAY Enterprise Co. Ltd.	1,541,137	13,385,873
First Financial Holding Co. Ltd.	38,859,586	30,842,096
Formosa Chemicals & Fibre Corp.	13,532,090	41,719,321
Formosa Petrochemical Corp.(c)	4,442,000	15,995,571
Formosa Plastics Corp.	14,577,280	54,374,500
Foxconn Technology Co. Ltd.(c)	3,514,637	8,253,398
Fubon Financial Holding Co. Ltd.(c)	24,094,969	62,768,706
Giant Manufacturing Co. Ltd.	1,163,203	13,895,911
Globalwafers Co. Ltd.(c)	829,000	25,029,012
Hiwin Technologies Corp.	995,803	13,169,412
Hon Hai Precision Industry Co. Ltd.	47,064,873	192,290,510
Hotai Motor Co. Ltd.(c)	1,141,000	23,447,479

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Hua Nan Financial Holdings Co. Ltd.	32,769,327	$21,561,462
Innolux Corp.(c)	32,442,002	28,398,364
Inventec Corp.(c)	9,651,281	8,979,836
Largan Precision Co. Ltd.(c)	377,000	41,120,442
Lite-On Technology Corp.	8,145,246	19,438,846
MediaTek Inc.	5,711,338	204,290,872
Mega Financial Holding Co. Ltd.	40,456,162	48,269,738
Micro-Star International Co. Ltd.	2,611,000	15,520,464
Nan Ya Plastics Corp.	19,778,160	60,229,956
Nan Ya Printed Circuit Board Corp.(c)	868,000	10,300,370
Nanya Technology Corp.(c)	4,682,000	13,792,176
Nien Made Enterprise Co. Ltd.	627,000	9,200,862
Novatek Microelectronics Corp.(c)	2,199,000	42,228,579
Oneness Biotech Co. Ltd.(a)(c)	820,000	6,024,279
Pegatron Corp.(c)	7,344,414	19,455,036
Phison Electronics Corp.(c)	574,535	10,097,484
Pou Chen Corp.	8,954,220	12,148,229
Powertech Technology Inc.	2,847,300	10,981,725
President Chain Store Corp.(c)	2,045,000	19,509,479
Quanta Computer Inc.(c)	10,447,000	33,792,745
Realtek Semiconductor Corp.	1,801,637	32,371,153
Ruentex Development Co. Ltd.(c)	3,451,687	6,523,114
Shanghai Commercial & Savings Bank Ltd. (The)	13,410,318	21,955,309
Shin Kong Financial Holding Co. Ltd.	41,471,582	15,020,946
Silergy Corp.	292,000	38,586,545
SinoPac Financial Holdings Co. Ltd.	40,565,626	19,805,785
Synnex Technology International Corp.	5,186,834	11,178,068
Taishin Financial Holding Co. Ltd.	37,791,877	20,158,336
Taiwan Business Bank	23,238,817	8,054,007
Taiwan Cement Corp.(c)	18,428,725	34,284,858
Taiwan Cooperative Financial Holding Co. Ltd.	35,318,975	26,675,340
Taiwan High Speed Rail Corp.	7,278,000	7,724,341
Taiwan Mobile Co. Ltd.	5,959,600	21,590,808
Taiwan Semiconductor Manufacturing Co. Ltd.	92,999,000	1,997,997,985
Unimicron Technology Corp.	4,587,000	18,546,991
Uni-President Enterprises Corp.	18,241,839	48,384,879
United Microelectronics Corp.(c)	44,605,000	84,789,234
Vanguard International Semiconductor Corp.(c)	3,438,000	14,606,481
Walsin Technology Corp.	1,180,000	8,909,723
Wan Hai Lines Ltd.	1,777,000	9,295,520
Win Semiconductors Corp.(c)	1,287,000	15,097,955
Winbond Electronics Corp.(c)	11,501,000	14,112,613
Wistron Corp.(c)	10,362,940	11,486,490
Wiwynn Corp.	298,000	9,992,909
WPG Holdings Ltd.	6,169,449	11,528,580
Yageo Corp.(c)	1,403,861	25,483,654
Yang Ming Marine Transport Corp.(a)	5,985,000	22,061,209
Yuanta Financial Holding Co. Ltd.	37,156,980	34,281,146
Zhen Ding Technology Holding Ltd.	2,387,075	8,334,781
		4,481,550,908
Thailand — 1.7%
Advanced Info Service PCL, NVDR	4,406,900	23,750,718
Airports of Thailand PCL, NVDR(c)	15,955,200	32,143,103
Asset World Corp. PCL, NVDR(a)(c)	28,078,300	4,286,559
B Grimm Power PCL, NVDR	3,069,100	4,345,133
Bangkok Bank PCL, Foreign	2,049,900	7,577,393
Bangkok Commercial Asset Management PCL, NVDR(c)	6,941,600	4,194,577
Bangkok Dusit Medical Services PCL, NVDR	36,327,900	25,077,628
Security	Shares	Value

Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR	29,670,300	$7,779,648
Berli Jucker PCL, NVDR(c)	4,519,100	5,020,259
BTS Group Holdings PCL, NVDR(c)	28,661,000	8,389,524
Bumrungrad Hospital PCL, NVDR	1,635,400	6,899,978
Carabao Group PCL, NVDR	810,200	3,432,142
Central Pattana PCL, NVDR(c)	8,008,600	12,997,317
Central Retail Corp. PCL, NVDR	6,909,734	7,340,444
Charoen Pokphand Foods PCL, NVDR	15,186,300	13,231,873
CP ALL PCL, NVDR	21,881,900	42,506,212
Delta Electronics Thailand PCL, NVDR	1,195,800	22,261,762
Electricity Generating PCL, NVDR(c)	1,100,400	6,157,107
Energy Absolute PCL, NVDR(c)	5,850,200	11,269,564
Global Power Synergy PCL, NVDR	2,720,600	6,348,528
Gulf Energy Development PCL, NVDR(c)	10,725,600	11,580,798
Home Product Center PCL, NVDR	24,349,114	10,819,580
Indorama Ventures PCL, NVDR	6,653,780	9,722,528
Intouch Holdings PCL, NVDR	7,830,300	16,089,711
Kasikornbank PCL, NVDR	1,206,600	4,592,509
Krung Thai Bank PCL, NVDR	12,820,700	4,470,724
Krungthai Card PCL, NVDR	3,280,200	7,655,122
Land & Houses PCL, NVDR	31,693,900	8,162,405
Minor International PCL, NVDR(a)	12,128,220	12,415,609
Muangthai Capital PCL, NVDR	2,862,000	5,668,981
Osotspa PCL, NVDR(c)	3,117,600	3,687,529
PTT Exploration & Production PCL, NVDR	5,273,039	19,970,530
PTT Global Chemical PCL, NVDR	8,686,930	17,555,815
PTT Oil & Retail Business, NVDR	10,868,600	10,425,436
PTT PCL, NVDR	38,736,400	48,903,467
Ratch Group PCL, NVDR	3,051,800	5,002,485
SCG Packaging PCL, NVDR	3,300,600	5,834,416
Siam Cement PCL (The), NVDR	2,965,100	41,554,603
Siam Commercial Bank PCL (The), NVDR	3,167,000	10,379,294
Sri Trang Gloves Thailand PCL, NVDR(c)	3,567,400	4,994,360
Srisawad Corp. PCL, NVDR(c)	2,937,200	7,060,938
Thai Oil PCL, NVDR(c)	4,564,700	8,605,088
Thai Union Group PCL, NVDR	11,790,300	6,712,081
True Corp. PCL, NVDR(c)	44,862,101	4,531,025
		541,404,503
Turkey — 0.2%
Akbank TAS	11,362,781	6,978,227
Aselsan Elektronik Sanayi Ve Ticaret AS	2,665,203	4,636,083
BIM Birlesik Magazalar AS	1,749,232	13,059,380
Enka Insaat ve Sanayi AS	2	1
Eregli Demir ve Celik Fabrikalari TAS	5,319,150	11,964,459
Ford Otomotiv Sanayi AS	280,055	5,685,616
KOC Holding AS	2,729,954	5,912,630
Turkcell Iletisim Hizmetleri AS	4,358,368	8,059,603
Turkiye Garanti Bankasi AS	8,410,312	7,845,010
Turkiye Is Bankasi AS, Class C(c)	5,610,951	3,334,179
Turkiye Petrol Rafinerileri AS(a)	491,185	5,582,332
Turkiye Sise ve Cam Fabrikalari AS	4,834,340	4,372,307
		77,429,827
United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	10,509,533	19,474,156
Abu Dhabi Islamic Bank PJSC	4,784,179	7,232,326
Abu Dhabi National Oil Co. for Distribution PJSC	9,446,441	10,275,647
Aldar Properties PJSC	14,586,188	14,529,089
Dubai Islamic Bank PJSC	6,742,493	8,756,720

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Emaar Malls PJSC(a)	348,165	$186,572
Emaar Properties PJSC	13,532,603	14,606,634
Emirates NBD Bank PJSC	9,651,163	36,259,355
Emirates Telecommunications Group Co. PJSC	6,544,309	38,590,782
First Abu Dhabi Bank PJSC	15,348,576	70,464,921
		220,376,202
Total Common Stocks — 97.7%
(Cost: $21,091,081,467)		31,782,419,213

Preferred Stocks

Brazil — 1.3%
Alpargatas SA, Preference Shares, NVS	734,417	6,663,964
Banco Bradesco SA, Preference Shares, NVS	18,146,744	92,201,353
Bradespar SA, Preference Shares, NVS	863,338	11,796,208
Braskem SA, Class A, Preference Shares, NVS	717,088	6,889,229
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,003,856	8,394,199
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,977,528	10,364,148
Cia. Paranaense de Energia, Preference Shares, NVS	3,626,956	4,440,006
Gerdau SA, Preference Shares, NVS	4,285,519	27,069,725
Itau Unibanco Holding SA, Preference Shares, NVS	18,188,895	103,094,951
Itausa SA, Preference Shares, NVS	16,889,319	35,193,508
Lojas Americanas SA, Preference Shares, NVS	3,471,511	13,248,720
Petroleo Brasileiro SA, Preference Shares, NVS.	18,091,896	93,276,521
		412,632,532
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	519,045	23,247,771

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	1,831,660	13,633,715

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	26,144,500	16,621,938

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	88,692	8,805,939
Series 2, Preference Shares, NVS	122,436	12,264,814
LG Chem Ltd., Preference Shares, NVS	29,733	9,902,077
LG Household & Health Care Ltd., Preference Shares, NVS	8,053	5,196,733

	Shares/
Security	Par		Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS		3,116,835	$203,879,653
			240,049,216
Total Preferred Stocks — 2.1%
(Cost: $419,454,486)			706,185,172

Warrants

Thailand — 0.0%
Minor International PCL (Expires 02/15/24)(a)		379,007	50,939
Minor International PCL (Expires 05/05/23)(a)		418,214	65,308
			116,247
Total Warrants — 0.0%
(Cost: $0)			116,247

Corporate Bonds & Notes

India — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24 (d)	INR	12,304,265	169,849

Total Corporate Bonds & Notes — 0.0%
(Cost: $169,079)			169,849

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)		970,598,502	971,180,861

Total Short-Term Investments — 3.0%
(Cost: $970,799,182)			971,180,861

Total Investments in Securities — 102.8%
(Cost: $22,481,504,214)			33,460,071,342

Other Assets, Less Liabilities — (2.8)%			(925,258,789)

Net Assets — 100.0%			$32,534,812,553

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$765,984,334	$205,425,545	(a)	$—		$(107,562)	$(121,456)	$971,180,861	970,598,502	$6,087,609	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	251,040,000	—		(251,040,000	)(a)	—	—	—	—	54,419		—
						$(107,562)	$(121,456)	$971,180,861		$6,142,028		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,459,715,876	$26,304,991,981	$17,711,356	$31,782,419,213
Preferred Stocks	449,514,018	256,671,154	—	706,185,172
Warrants	116,247	—	—	116,247
Corporate Bonds & Notes	—	—	169,849	169,849
Money Market Funds.	971,180,861	—	—	971,180,861
	$6,880,527,002	$26,561,663,135	$17,881,205	$33,460,071,342

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company

Currency Abbreviations

INR	Indian Rupee